General	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of September 30, 2019, our fleet comprises of 12 LNG carriers, one Floating Storage Regasification Unit (''FSRU'') and one Floating Liquefaction Natural Gas vessel ("FLNG"). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of 10 vessels and Golar Power Limited's ("Golar Power") fleet of three vessels. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of 18 LNG carriers, eight FSRUs and one FLNG.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Gimi MS Corporation

In April 2019, Gimi MS Corporation ("Gimi MS") entered into a Subscription Agreement with First FLNG Holdings Pte. Ltd. ("First FLNG Holdings"), an indirect wholly-owned subsidiary of Keppel Capital, in respect of their participation in a 30% share of FLNG Gimi.  Gimi MS will construct, own and operate FLNG Gimi and First FLNG Holdings will subscribe for 30% of the total issued ordinary share capital of Gimi MS for a subscription price equivalent to 30% of the project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for any future funding requirements and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

The Gimi is currently undergoing its FLNG conversion with an expected completion and redelivery date in 2022.

Going concern

The condensed consolidated financial statements have been prepared on a going concern basis.

As previously disclosed in our annual financial statements for the year ended December 31, 2018, note 5, a pre-condition of the Golar Tundra lease financing with CMBL, is for the vessel to be employed under an effective charter.  Under the terms of our sale and lease back facility for the Golar Tundra, by virtue of our prior termination of the WAGL charter, we were required to find a replacement charter by June 30, 2019 or we could be required to refinance the FSRU. In May 2019, the June 2019 call option date was extended to June 2021.

In February 2019, we entered into an agreement with BP for the employment of a FLNG unit, the Gimi, after conversion, for a 20-year period expected to commence in the second half of 2022. In April 2019, we also entered into a Shareholders Agreement with Keppel Capital with respect of its 30% participation in the project. Total conversion costs, which include some improvements and modifications, are expected to be approximately $1.3 billion. We anticipate annual contracted revenues less forecasted operating costs of approximately $215.0 million. We have entered into a $700 million long-term financing facility with a tenure of 7 years post commissioning and a 12 year amortization profile. The long-term financing facility is available for drawdown during the Gimi conversion, of which, we first drew down in November 2019.

To address our anticipated capital expenditures and working capital requirements over the next 12 months, we are in ongoing discussions with various financial institutions for funding sources that we could utilize to fund our capital commitments, investments, working capital and the scheduled repayments of long and short-term debt balances. While we believe we will be able to obtain the necessary funds and have a track record of successfully financing our conversion projects, we cannot be certain that the proposed new credit facilities will be executed in time or at all. In addition, if market and economic conditions are favorable, we may also consider further issuances of corporate debt or equity to increase liquidity. Sources of funding for our medium and long-term liquidity requirements include new loans, refinancing of existing financing arrangements, public and private debt or equity offerings, and potential sales of our interests in our vessel owning subsidiaries operating under long-term charters.

Accordingly, we believe that, based on our plans as outlined above, we will have sufficient cash or debt facilities available to meet our anticipated liquidity requirements for our business for at least the next 12 months from November 26, 2019 and that our working capital is sufficient for our present requirements. While we cannot be certain of the execution or timing of all or any of the above financings, we are confident of our ability to do so. We have performed stress testing of our forecast cash reserves under various theoretical scenarios, which include assumptions such as prudent revenue contributions from our fleet and full operating costs, and accordingly are confident of our ability to manage through the near-term cash requirements.